ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended	3 Months Ended
	Aug. 31, 2014	Nov. 30, 2014
Fair Value Assumptions, Expected Dividend	0.00%
Fair Value Assumptions, Expected Volatility	30.00%
Fair Value Assumptions, Risk-free interest rate	2.12%
Fair Value Assumptions, Expected Life	7 years
Warrant [Member]
Fair Value Assumptions, Expected Dividend		0.00%
Fair Value Assumptions, Expected Volatility		30.00%
Fair Value Assumptions, Risk-free interest rate		2.12%
Fair Value Assumptions, Expected Life		6 years 6 months